OTHER EMPLOYEE BENEFIT PLANS - Defined Contribution Plans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Retirement Benefits [Abstract]
Employee's maximum contributions as a percentage of base salary	75.00%
Employer matching contribution, percent of match	100.00%
Employer matching contribution, percent of employees' gross pay	6.00%
Contributions	$ 75.5	$ 56.2	$ 62.4